Financial Risk Management (Details Textual)	12 Months Ended
Jun. 30, 2015 USD ($)
Interest Rate Risk [Member]
Financial risk management (Textual)
Financial risk, interest rate fluctuation benchmark, percentage	10.00%
Financial risk, short-term investments	$ 70,618
Credit Risk [Member]
Financial risk management (Textual)
Credit risk, financial instrument maximum exposure	25,831
Liquidity Risk [Member]
Financial risk management (Textual)
Financial risk, financial instrument maximum exposure	853,084
Foreign Exchange Risk [Member]
Financial risk management (Textual)
Financial risk, accounts payable and accrued liabilities and loan payable	$ 217,423
Financial risk, interest rate fluctuation benchmark, percentage	10.00%
Financial risk, financial instrument maximum exposure	$ 21,742